Income Taxes (Benefit)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes (Benefit)	Income Taxes (Benefit)
The composition of income tax (benefit) for the years ended December 31, 2023, 2022, and 2021 was as follows:

(in thousands)	2023	2022	2021
Current:
Federal	$793	$4,591	$5,351
State	67	(134)	630
Total current	860	4,457	5,981
Deferred:
Federal	(1,384)	(119)	(284)
State	—	—	—
Total deferred	(1,384)	(119)	(284)
Total income tax (benefit)	$(524)	$4,338	$5,697
Applicable income tax expense (benefit) for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2023, 2022, and 2021 are as follows:

	2023		2022		2021
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax (benefit)	$432		$25,089		$28,214
Tax at statutory federal income tax rate	$91	21.00%	$5,269	21.00%	$5,925	21.00%
Tax-exempt income, net	(509)	(117.88)	(821)	(3.27)	(733)	(2.60)
State income tax (benefit), net of federal tax benefit	53	12.25	(106)	(0.42)	498	1.76
Other, net	(159)	(36.86)	(4)	(0.02)	7	0.03
Provision for income tax expense (benefit)	$(524)	(121.49)%	$4,338	17.29%	$5,697	20.19%
Income tax (benefit) expense as a percentage of earnings before income taxes (benefit) as reported in the consolidated financial statements was (121.5)% for the year ended December 31, 2023 compared to 17.3% and 20.2% for the years ended December 31, 2022 and 2021, respectively. The effective tax rate for each of the years ended December 31, 2023, 2022, and 2021, respectively, is lower than the U.S. federal statutory rate of 21% primarily due to tax-free revenues.
Included in the effective tax rate is a $0.1 million benefit associated with a historic tax credit investment for each of the years ended December 31, 2023 and 2022. The investment is expected to generate a $0.3 million tax benefit over the life of the project and is being recognized under the deferral method of accounting.
The components of deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 were as follows:

(in thousands)	2023	2022
Deferred tax assets:
Allowance for credit losses	$4,669	$3,267
Securities	5,653	9,714
Liability for Unfunded Commitments	199	—
Other real estate owned	1,250	559
Deferred loan fees	437	462
Lease liability	255	322
Accrued / deferred compensation	835	668
Other	393	438
Total deferred tax assets	$13,691	$15,430
Deferred tax liabilities:
Premises and equipment	$319	$427
Mortgage servicing rights	365	609
Deferred loan costs	444	422
Pension	1,180	378
Right-of-use asset	246	313
Prepaid expenses	187	456
Other	38	9
Total deferred tax liabilities	2,779	2,614
Net deferred tax assets	$10,912	$12,816
The deferred tax asset associated with the unrealized losses on securities is mainly a result of changes in interest rates, and the unrealized losses are considered to be temporary as the fair value is expected to recover as the securities approach their respective maturity dates. The issuers of the securities are of high credit quality and all principal amounts are expected to be paid when the securities mature. The Company does not intend to sell and it is likely that the Company will not be required to sell the securities prior to their anticipated recovery.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning initiatives in making this assessment. In management's opinion, the Company will more likely than not realize the benefits of its deferred tax assets and, therefore, has not established a valuation allowance against its deferred tax assets as of December 31, 2023. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income of the appropriate character over the periods in which the deferred tax assets are deductible.
The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. For each of the years ended December 31, 2023 and 2022, the Company did not have any uncertain tax provisions, and did not record any related tax liabilities.